DEPOSITS AND OBLIGATIONS (Details Textual) - Fondo de Seguro de Depositos [Member] - PEN (S/)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Deposits and Obligations [Line Items]
Balance Of Deposits And Obligations	S/ 30,064,800,000	S/ 28,239,300,000
Maximum Coverage Recognized	S/ 97,529	S/ 97,644